Leases (Details) - Schedule of lease $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Assets :
Operating lease assets (in Dollars)	$ 1,110
Liabilities:
Operating lease liabilities, current (in Dollars)	301
Operating lease liabilities, Long term (in Dollars)	$ 827
Weighted Average Discount Rate
Vehicles	3.50%
Facilities rent	3.50%
Maximum [Member]
Remaining Lease Term
Vehicles	10 months 24 days
Facilities rent	3 months
Minimum [Member]
Remaining Lease Term
Vehicles	2 years 10 months 2 days
Facilities rent	11 years 7 months 2 days